Superannuation commitments - Significant assumptions (Details)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Australia
Superannuation commitments
Discount rate	2.60%	4.10%
Salary increases	2.40%	2.90%
Inflation rate (pensioners received inflationary increase)	1.40%	1.90%
Life expectancy of a 60-year-old male	31 years 1 month 6 days	31 years
Life expectancy of a 60-year-old female	34 years	33 years 10 months 24 days
Overseas | Minimum
Superannuation commitments
Discount rate	1.10%	2.60%
Salary increases	3.00%	3.00%
Inflation rate (pensioners received inflationary increase)	2.00%	2.00%
Life expectancy of a 60-year-old male	27 years 10 months 24 days	27 years 10 months 24 days
Life expectancy of a 60-year-old female	29 years 3 months 18 days	29 years 4 months 24 days
Overseas | Maximum
Superannuation commitments
Discount rate	1.80%	2.90%
Salary increases	4.90%	5.00%
Inflation rate (pensioners received inflationary increase)	3.40%	3.50%
Life expectancy of a 60-year-old male	28 years 1 month 6 days	28 years 4 months 24 days
Life expectancy of a 60-year-old female	29 years 6 months	29 years 7 months 6 days
Parent Entity | Australia
Superannuation commitments
Discount rate	2.60%	4.10%
Salary increases	2.40%	2.90%
Inflation rate (pensioners received inflationary increase)	1.40%	1.90%
Life expectancy of a 60-year-old male	31 years 1 month 6 days	31 years
Life expectancy of a 60-year-old female	34 years	33 years 10 months 24 days
Parent Entity | Overseas | Minimum
Superannuation commitments
Discount rate	1.10%	2.60%
Salary increases	3.00%	3.00%
Inflation rate (pensioners received inflationary increase)	2.00%	2.00%
Life expectancy of a 60-year-old male	27 years 10 months 24 days	27 years 10 months 24 days
Life expectancy of a 60-year-old female	29 years 3 months 18 days	29 years 4 months 24 days
Parent Entity | Overseas | Maximum
Superannuation commitments
Discount rate	1.80%	2.90%
Salary increases	4.90%	5.00%
Inflation rate (pensioners received inflationary increase)	3.40%	3.50%
Life expectancy of a 60-year-old male	28 years 1 month 6 days	28 years 4 months 24 days
Life expectancy of a 60-year-old female	29 years 6 months	29 years 7 months 6 days